Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Ordinary shares issued	5,189
Ordinary shares issued which are held by the company		30,843
Grant of RSUs			963,500
Shares grant of RSUs	22,960
Weighted average fair value of options granted (in Dollars per share)	$ 6.27
Weighted average fair value of RSUs granted (in Dollars per share)	$ 12.38	$ 9.67	$ 8.43
Fair value of options (in Dollars)	$ 162
Options exercised	41,770
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Grant of RSUs	348,184		235,000
Shares grant of RSUs	22,960	112,028
Weighted average fair value of RSUs granted (in Dollars per share)	$ 12.38
Total fair value (in Dollars)	$ 8,326	$ 6,138	$ 5,421
Total unrecognized costs related to non-vested share-based compensation (in Dollars)	$ 10,144
Recognized over a weighted average period	2 years
2013 Share Option Plan [Member]
Shareholders’ Equity [Line Items]
Grant of RSUs		997,364
2023 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Equity incentive plan			3,000,000
Shares grant of RSUs			853,939
Share Option Plan [Member]
Shareholders’ Equity [Line Items]
Options exercised
Minimum [Member]
Shareholders’ Equity [Line Items]
RSUs vesting terms	2 years
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
RSUs vesting terms		1 year	2 years
Minimum [Member] | 2013 Share Option Plan [Member]
Shareholders’ Equity [Line Items]
RSUs vesting terms			2 years
Maximum [Member]
Shareholders’ Equity [Line Items]
RSUs vesting terms	4 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
RSUs vesting terms		4 years	4 years
Maximum [Member] | 2013 Share Option Plan [Member]
Shareholders’ Equity [Line Items]
RSUs vesting terms			4 years